Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2020
Trade and other receivables [abstract]
Schedule of trade and other receivables

	06.30.20	06.30.19
Trade, leases and services receivable	45,922	42,794
Less: allowance for doubtful accounts	(3,850)	(2,706)
Total trade receivables	42,072	40,088
Prepaid expenses	11,839	8,462
Guarantee deposits	3	3
Tax credits	1,548	1,632
Borrowings granted, deposits, and other balances	7,642	4,192
Others	7,939	5,805
Total other receivables	28,971	20,094
Total trade and other receivables	71,043	60,182

Non-current	27,326	21,730
Current	43,717	38,452
Total	71,043	60,182

Schedule of allowance for doubtful accounts

	06.30.20	06.30.19
Beginning of the year	2,706	1,861
IFRS 15 adjustments	-	194
Recoveries (i)	(113)	(92)
Used during the year	(720)	(472)
Additions (i)	1,081	806
Currency translation adjustment	1,103	646
Deconsolidation	(20)	-
Incorporation by business combination	(180)	-
Transfer to / from assets available for sale	18	-
Inflation adjustment	(25)	(237)
End of the year	3,850	2,706

(i)	The creation and release of the provision for impaired receivables have been included in “Selling expenses” in the Statements of Income (Note.27).

Schedule of an aging analysis of past due unimpaired and impaired receivables

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Leases and services	599	67	115	2,622	787	4,190	9.2%
Consumer financing	-	-	-	-	16	16	0.0%
Sale of properties and developments	189	5	5	5,606	1	5,806	12.6%
Sale of communication equipment	-	-	-	13,674	468	14,142	30.8%
Telecommunication services	1,485	-	447	12,240	2,535	16,707	36.4%
Agricultural products	1,571	264	122	3,027	43	5,027	10.9%
Securities to deposit	3	-	-	31	-	34	0.1%
Total as of 06.30.20	3,847	336	689	37,200	3,850	45,922	100%

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Agricultural products	91	-	19	1,561	32	1,703	4.0%
Shopping leases and services	344	15	13	780	21	1,173	2.7%
Office leases and services	420	124	176	2,758	472	3,950	9.2%
Hotel leases and services	-	-	-	147	-	147	0.3%
Consumer financing	-	-	-	-	23	23	0.1%
Sale of communication equipment	-	-	-	14,234	204	14,438	33.7%
Sale of properties and developments	86	14	14	6,883	26	7,023	16.4%
Telecommunication services	1,604	-	495	10,310	1,928	14,337	33.6%
Total as of 06.30.19	2,545	153	717	36,673	2,706	42,794	100%